Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Uncollected amounts for the mobile marketing services			¥ 4,382
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Uncollected amounts for the mobile marketing services	[1]		¥ 4,382

[1]	The amount of RMB4,382 as of December 31, 2019 represented the uncollected amounts for the mobile marketing services provided to Hunan Qindao Network Media Technology Co., Ltd.